Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
Assets measured at fair value on a recurring basis as of December 31, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$158,706	$158,706	$—	$—
MS APA asset	$1,448	$—	$—	$1,448

Total	$160,154	$158,706	$—	$1,448

Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	$14,935	—	14,935	—
Government securities	$3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—